Long-Term Debt (Components) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Debt [Abstract]
Senior secured term B facility	$ 497,560	$ 0
Revolving credit facilities	1,074,712	1,143,667
Senior secured debenture, series B	0	57,030
IRBs	109,000	109,000
Other long-term debt	7,005	3,396
Total long-term debt	1,688,277	1,313,093
Less current portion of long-term debt	6,907	1,500
Non-current portion of long-term debt	1,681,370	1,311,593
Unamortized debt discount	$ 2,440	$ 0